SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
Disclosure of terms and conditions of share-based payment arrangement
The terms and conditions relating to the grants of the share option program and the long-term share unit award incentive plans are listed in the tables below:

Grant Date Share Options Granted to Employees (thousands of options, except as noted)	Number of Options	Contractual Life of Options
March 6, 2018	1,993	7
May 14, 2018	310	7
July 10, 2018	424	7
August 15, 2018	961	7
October 10, 2018	94	7
November 13, 2018	939	7
December 31, 2018	34	7
March 5, 2019	2,409	7
April 8, 2019	367	7
July 9, 2019	249	7
August 14, 2019	1,162	7
October 8, 2019	97	7
November 12, 2019	1,145	7

One-third vest on the first anniversary of the grant date, one-third vest on the second anniversary of the grant date and one-third vest on the third anniversary of the grant date.
Long-Term Share Unit Award Incentive Plan(1)

Grant date RSUs, PSUs and DSUs to Officers, Non-Officers(2) and Directors (thousands of units, except as noted)	PSUs (3)	RSUs (3)	DSUs	Total
January 1, 2018	404	395	44	843
January 1, 2019	475	460	36	971

(1)	Distribution Units are granted in addition to RSU and PSU grants based on notional accrued dividends from RSU and PSU granted but not paid.

(2)	Non-Officers defined as senior selected positions within Pembina.

(3)	Contractual life of 3 years.

Disclosure of number and weighted average exercise prices of share options
The number and weighted average exercise prices of share options as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Outstanding at December 31, 2017	15,677	$40.94
Granted	4,755	$43.86
Exercised	(1,729)	$35.34
Forfeited	(523)	$41.56
Expired	(252)	$49.20
Outstanding at December 31, 2018	17,928	$42.12
Granted	5,470	$48.27
Exercised	(3,979)	$37.95
Forfeited	(655)	$45.29
Expired	(180)	$48.98
Outstanding at December 31, 2019	18,584	$44.65

Disclosure of range of exercise prices of outstanding share options
As of December 31, 2019, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number Outstanding at December 31, 2019	Options Exercisable	Weighted Average Remaining Life
$29.60 – $41.38	3,466	3,426	3.1
$41.39 – $43.21	3,524	1,618	4.7
$43.22 – $46.00	3,491	2,170	4.2
$46.01 – $48.59	4,350	279	6.2
$48.60 – $52.01	3,753	2,057	3.9
Total	18,584	9,550	4.5

Disclosure of number and weighted average remaining contractual life of outstanding share options
As of December 31, 2019, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number Outstanding at December 31, 2019	Options Exercisable	Weighted Average Remaining Life
$29.60 – $41.38	3,466	3,426	3.1
$41.39 – $43.21	3,524	1,618	4.7
$43.22 – $46.00	3,491	2,170	4.2
$46.01 – $48.59	4,350	279	6.2
$48.60 – $52.01	3,753	2,057	3.9
Total	18,584	9,550	4.5

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
Share Options Granted

For the years ended December 31
(dollars, except as noted)	2019	2018
Weighted average
Fair value at grant date	4.12	3.86
Expected volatility (percent)	18.7	20.3
Expected option life (years)	3.67	3.67
Expected annual dividends per option	2.36	2.24
Expected forfeitures (percent)	6.6	6.7
Risk-free interest rate (based on government bonds)(percent)	1.6	2.1

Disclosure of employee share-based compensation expense
Employee Expenses

For the years ended December 31
($ millions)	2019	2018
Share option plan, equity settled	16	14
Long-term share unit award incentive plan	50	49
Share-based compensation expense	66	63

Total carrying amount of liabilities for cash settled arrangements	95	96
Total intrinsic value of liability for vested benefits	57	57